Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of changes in equity [abstract]
Tax credit relating to cash flow hedge	$ 7,092	$ 8,498
Changes of fair value valuation for farmlands	144,971	(62,988)
Income tax related to disposal of assets	$ 2,265	$ 10,492